SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Bad debt expense	$ 106	$ 5